Note 13 - Income Taxes (Detail) - The Income Tax Provision (Benefit) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Current			$ 250,000	$ 90,000
Deferred				1,686,000	(978,000)
Total income tax provision (benefit)	$ (378,000)	$ 1,776,000	$ (978,000)	$ 1,776,000	$ (978,000)